SUBSEQUENT EVENTS	11 Months Ended
Dec. 31, 2021
CIK 0001844840 Artisan Acquisition Corp
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.